UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2009
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name: Sky Investment Group LLC
Address: One Financial Plaza
Suite 2010
Hartford CT 06103
13F File Number: 028-11663
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name: William Newman
Title: Chief Financial Officer
Phone: 866-761-9701
Signature, Place, and Date of Signing:
William Newman, Hartford CT, February 8, 2010
Report Type (Check only one.):
[ X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:



FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 66
Form 13F Information Table Value Total: $96,726
List of Other Included Managers:0
No. 13F File Number Name 028-1166


Item 1  Name of Issuer
Item 2
Item 3
Item 4
Item 5
a) Sole
b)
Shared
c)
other
Item
7
Item 8 a)
b)
c)
3M COMPANY
Common Stocks
88579Y101
255
3090
3090
0
0

3090
0
0
ABBOTT LABORATORIES
Common Stocks
002824100
905
16756
16756
0
0

16756
0
0
ALTRIA GROUP INC
Common Stocks
02209S103
499
25425
25425
0
0

25425
0
0
AMERICAN ELECTRIC POWER
Common Stocks
025537101
461
13264
13264
0
0

13264
0
0
AMERICAN EXPRESS CO
Common Stocks
025816109
2054
50697
50697
0
0

50697
0
0
APACHE CORP
Common Stocks
037411105
262
2544
2544
0
0

2544
0
0
APPLIED MATERIALS INC
Common Stocks
038222105
1131
81148
81148
0
0

81148
0
0
AT&T INC NEW
Common Stocks
00206R102
1930
68840
68840
0
0

68840
0
0
BANK OF AMERICA CORP
Common Stocks
060505104
212
14100
14100
0
0

14100
0
0
BECTON DICKINSON & CO.
Common Stocks
075887109
1509
19133
19133
0
0

19133
0
0
BERKSHIRE HATHAWAY INC - CL B
Common Stocks
084670207
2136
650
650
0
0

650
0
0
BHP BILLITON LTD - ADR
Common Stocks
088606108
1313
17145
17145
0
0

17145
0
0
BOEING COMPANY
Common Stocks
097023105
1140
21056
21056
0
0

21056
0
0
CBS CORP NEW CL B
Common Stocks
124857202
930
66206
66206
0
0

66206
0
0
CHEVRON CORP
Common Stocks
166764100
1649
21418
21418
0
0

21418
0
0
CHICAGO BRIDGE AND IRON
Common Stocks
167250109
970
47975
47975
0
0

47975
0
0
CISCO SYSTEMS INC
Common Stocks
17275R102
1658
69263
69263
0
0

69263
0
0
COCA-COLA CO
Common Stocks
191216100
3523
61801
61801
0
0

61801
0
0
CONOCOPHILLIPS
Common Stocks
20825C104
1453
28457
28457
0
0

28457
0
0
DANAHER CORP
Common Stocks
235851102
1726
22946
22946
0
0

22946
0
0
DIAGEO PLC - ADR
Common Stocks
25243Q205
1397
20120
20120
0
0

20120
0
0
DOMINION RESOURCES INC
Common Stocks
25746U109
238
6125
6125
0
0

6125
0
0
ELI LILLY & CO
Common Stocks
532457108
1258
35242
35242
0
0

35242
0
0
EMERSON ELECTRIC CO
Common Stocks
291011104
666
15627
15627
0
0

15627
0
0
ERHC ENERGY INC
Common Stocks
26884J104
83
150000
150000
0
0

150000
0
0
EXELON CORPORATION
Common Stocks
30161N101
1342
27468
27468
0
0

27468
0
0
EXXON MOBIL CORP
Common Stocks
30231G102
4761
69826
69826
0
0

69826
0
0
FIFTH THIRD BANCORP
Common Stocks
316773100
436
44701
44701
0
0

44701
0
0
GENERAL ELECTRIC CO
Common Stocks
369604103
2568
169755
169755
0
0

169755
0
0
GENERAL MILLS INC
Common Stocks
370334104
486
6870
6870
0
0

6870
0
0
GILEAD SCIENCES, INC.
Common Stocks
375558103
921
21292
21292
0
0

21292
0
0
HALLIBURTON CO
Common Stocks
406216101
1406
46729
46729
0
0

46729
0
0
HEWLETT-PACKARD CO
Common Stocks
428236103
3369
65410
65410
0
0

65410
0
0
HSBC HOLDINGS PLC - ADR
Common Stocks
404280406
217
3801
3801
0
0

3801
0
0
ILLINOIS TOOL WORKS
Common Stocks
452308109
2370
49385
49385
0
0

49385
0
0
INTEL CORP
Common Stocks
458140100
1477
72420
72420
0
0

72420
0
0
INTL BUSINESS MACHINES CORP
Common Stocks
459200101
337
2573
2573
0
0

2573
0
0
JOHNSON & JOHNSON
Common Stocks
478160104
3419
53074
53074
0
0

53074
0
0
JOHNSON CONTROLS INC
Common Stocks
478366107
1373
50416
50416
0
0

50416
0
0
JP MORGAN CHASE & CO
Common Stocks
46625H100
219
5244
5244
0
0

5244
0
0
KIMBERLY-CLARK CORP
Common Stocks
494368103
2335
36656
36656
0
0

36656
0
0
KRAFT FOODS
Common Stocks
50075N104
445
16383
16383
0
0

16383
0
0
MEDTRONIC INC
Common Stocks
585055106
1743
39626
39626
0
0

39626
0
0
MERCK & CO INC
Common Stocks
589331107
1706
46677
46677
0
0

46677
0
0
MICROSOFT CORP
Common Stocks
594918104
2118
69482
69482
0
0

69482
0
0
NESTLES SA - ADR
Common Stocks
641069406
622
12807
12807
0
0

12807
0
0
NEW HAMPSHIRE THRIFT BANCSHARES
Common Stocks
644722100
640
66015
66015
0
0

66015
0
0
OCCIDENTAL PETROLEUM CORP
Common Stocks
674599105
303
3730
3730
0
0

3730
0
0
PEPSICO INC
Common Stocks
713448108
3647
59983
59983
0
0

59983
0
0
PHILIP MORRIS INTERNATIONAL
Common Stocks
718172109
3690
76562
76562
0
0

76562
0
0
PRAXAIR INC
Common Stocks
74005P104
2673
33280
33280
0
0

33280
0
0
PROCTER & GAMBLE CO
Common Stocks
742718109
4462
73586
73586
0
0

73586
0
0
PROGRESS ENERGY INC
Common Stocks
743263105
217
5300
5300
0
0

5300
0
0
ROCHE HOLDINGS LTD - ADR
Common Stocks
771195104
1370
32219
32219
0
0

32219
0
0
ROYAL DUTCH SHELL PLC - ADR A
Common Stocks
780259206
1162
19335
19335
0
0

19335
0
0
SOUTHERN COMPANY
Common Stocks
842587107
2054
61640
61640
0
0

61640
0
0
SPECTRA ENERGY
Common Stocks
847560109
1660
80923
80923
0
0

80923
0
0
STRYKER CORP
Common Stocks
863667101
222
4400
4400
0
0

4400
0
0
SYSCO CORP
Common Stocks
871829107
215
7700
7700
0
0

7700
0
0
T ROWE PRICE GROUP INC
Common Stocks
74144T108
2285
42920
42920
0
0

42920
0
0
TEXAS INSTRUMENTS INC
Common Stocks
882508104
1370
52586
52586
0
0

52586
0
0
UNITED PARCEL SERVICE - CL B
Common Stocks
911312106
1663
28984
28984
0
0

28984
0
0
UNITED TECHNOLOGIES CORP
Common Stocks
913017109
3420
49268
49268
0
0

49268
0
0
VERIZON COMMUNICATIONS INC
Common Stocks
92343V104
744
22445
22445
0
0

22445
0
0
WALGREEN CO
Common Stocks
931422109
1689
45983
45983
0
0

45983
0
0
WP CAREY & CO. LLC
Common Stocks
92930Y107
212
7650
7650
0
0

7650
0
0